Significant Accounting Policies (Earnings Per Share - Reconciliation of net income to net income available to common shareholders) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Available To Common Shareholders
Net Income	$ 3,065,000	$ 905,000	$ 2,016,000	$ 1,064,000	$ 1,602,000	$ 2,219,000	$ 1,884,000	$ 2,089,000	$ 7,050,604	$ 7,794,487	$ 7,207,221
Income									$ 7,050,604	$ 7,794,487